Investments - Schedule of Goodwill, Capital Gain and Gain on Fair Value Adjustment of Previous Investment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Consideration paid	R$ (343)		R$ (331)	R$ (309)
Gain from adjustment to fair value of previous investment (a - b)		[1]	R$ 9

[1]	This refers to the gain on adjustment to fair value of the previous shareholding interest recognized in the process of acquisition by Cemig SIM, in the 2023 fiscal year, of the remaining 51% of UFV Campo Lindo 1, UFV Campo Lindo 2 and UFV Olaria 1.